Right-of-use assets and Lease liabilities - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Depreciation of right-of-use assets	$ 91	$ 76	$ 81
Total lease liabilities	406	430
Current lease liabilities	71	71
Non-current lease liabilities	$ 335	$ 359